Borrowings - Summary of Covenant Ratios Are Determined Based on a Twelvemonth Running Basis (Detail) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
EBITDA margin	5.63%	12.92%	3.77%	25.84%
EBITDA	€ 7.0	€ 8.0	€ 3.6	€ 15.3
Interest coverage	21.7	13.57	17.78	16.2
June 30, 2021 [Member]
Statements [Line Items]
EBITDA margin	(15.43%)		(13.12%)
EBITDA	€ 15.5		€ 13.2
Interest coverage	9.55		10
December 31, 2021 [Member]
Statements [Line Items]
EBITDA margin	(9.29%)		(6.29%)
EBITDA	€ 12.2		€ 8.2
Interest coverage	8.94		10.5
June 30, 2022 [Member]
Statements [Line Items]
EBITDA margin	0.59%		1.18%
Interest coverage	9.86		11.8
December 31, 2022 [Member]
Statements [Line Items]
EBITDA margin	1.07%		2.15%
Interest coverage	10.75		12.78
June 30, 2023 [Member]
Statements [Line Items]
EBITDA margin	1.58%		3.16%
Interest coverage	12		14.19
December 31, 2023 [Member]
Statements [Line Items]
EBITDA margin	1.95%		3.90%
Interest coverage	13.16		15.48
June 30, 2024 [Member]
Statements [Line Items]
EBITDA margin	2.29%		4.57%
Interest coverage	14.48		17.06
December 31, 2024 [Member]
Statements [Line Items]
EBITDA margin	2.56%		5.11%
Interest coverage	15.91		18.77
June 30, 2025 [Member]
Statements [Line Items]
EBITDA margin	2.68%		5.37%
Interest coverage	18.37		21.6
December 31, 2025 [Member]
Statements [Line Items]
EBITDA margin	2.77%		5.55%
Interest coverage	20.68		24.21